Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Weighted Average Rate
The annual weighted average rates by asset class are shown below. This information is based on the consolidated depreciation of the assets recognized in the year, compared, after annualization and elimination of any non-typical
movement, to the net balance of the assets in the previous year:

	Weighted average depreciation rate (%)
Class of assets	12.31.2019	12.31.2018

Buildings and improvements	3.5%	3.8%
Installations	8.4%	4.9%
Machinery and equipment	9.1%	10.0%
Furniture and fixtures	12.0%	9.3%
Vehicles	32.0%	22.7%
Aircraft	8.9%	11.0%
Computers and peripherals	26.4%	27.6%
Tooling	13.9%	16.5%
Other assets	0.2%	0.1%
Exchange pool program assets	2.9%	3.7%

Summary of Property Plant and Equipment

	12.31.2019
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2018	11.0	750.1	162.4	972.4	74.2	17.3	76.2	190.0	629.1	27.6	650.8	93.7	3,654.8
Additions	0.4	5.3	—	43.6	5.6	0.6	31.7	5.0	28.2	10.3	91.8	62.0	284.5
Disposals	—	(8.3)	(3.7)	(60.2)	(22.4)	(3.0)	—	(45.4)	(26.1)	(1.0)	(19.0)	(0.8)	(189.9)
Impairment	—	—	—	(14.1)	—	—	(4.6)	—	(1.8)	—	—	—	(20.5)
Reclassifications*	—	30.3	6.3	11.3	(1.4)	0.1	(40.4)	(6.6)	7.0	(7.6)	(21.8)	(39.3)	(62.1)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	—	—
Translation adjustments	—	(0.6)	(0.1)	(1.9)	(0.1)	(0.1)	—	(0.2)	—	—	(6.1)	0.3	(8.8)
Assets held for sale	(6.3)	(317.6)	(104.8)	(469.3)	(17.8)	(4.5)	(48.2)	(41.3)	(192.6)	(3.8)	(374.7)	(67.7)	(1,648.6)

At December 31, 2019	5.1	459.2	60.1	481.8	38.1	10.4	14.7	101.5	443.8	25.5	321.0	48.2	2,009.4

Accumulated depreciation
At December 31, 2018	—	(219.4)	(105.6)	(518.1)	(44.6)	(13.8)	(38.7)	(154.5)	(371.5)	(11.4)	(212.5)	—	(1,690.1)
Depreciation	—	(15.2)	(3.7)	(32.9)	(4.6)	(1.0)	(1.3)	(7.0)	(25.2)	—	(12.5)	—	(103.4)
Disposals	—	7.4	4.8	67.7	19.1	3.3	—	42.5	7.3	0.3	9.5	—	161.9
Reclassifications*	—	(2.9)	2.8	5.6	—	—	16.9	1.7	—	(7.3)	11.8	—	28.6
Interest on capitalized assets	—	(1.6)	—	—	—	—	—	—	—	—	—	—	(1.6)
Translation adjustments	—	(1.5)	—	1.4	(0.1)	0.1	—	0.2	(0.1)	—	5.2	—	5.2
Assets held for sale	—	101.6	76.1	174.8	8.7	2.9	19.0	28.4	36.9	—	110.5	—	558.9

At December 31, 2019	—	(131.6)	(25.6)	(301.5)	(21.5)	(8.5)	(4.1)	(88.7)	(352.6)	(18.4)	(88.0)	—	(1,040.5)

Net
At December 31, 2018	11.0	530.7	56.8	454.3	29.6	3.5	37.5	35.5	257.6	16.2	438.3	93.7	1,964.7
At December 31, 2019	5.1	327.6	34.5	180.3	16.6	1.9	10.6	12.8	91.2	7.1	233.0	48.2	968.9

	12.31.2018
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8
Additions	—	1.3	—	28.5	1.9	0.5	10.2	6.3	16.6	1.4	46.3	41.3	154.3
Disposals	—	(10.9)	(0.9)	(36.5)	(2.1)	(0.5)	(0.3)	(6.4)	(1.7)	—	(20.2)	(0.7)	(80.2)
Impairment	—	—	—	(0.3)	—	—	(6.0)	—	(2.5)	—	—	—	(8.8)
Reclassifications*	—	19.3	2.1	8.8	(0.1)	—	(120.8)	0.9	0.5	0.2	(31.8)	(26.7)	(147.6)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	4.8	4.8
Translation adjustments	—	(1.4)	(0.2)	0.1	(0.4)	(0.2)	(0.1)	(1.1)	(4.7)	—	(16.0)	(1.5)	(25.5)

At December 31, 2018	11.0	750.1	162.4	972.4	74.2	17.3	76.2	190.0	629.1	27.6	650.8	93.7	3,654.8

Accumulated depreciation
At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)
Depreciation	—	(20.2)	(2.8)	(46.4)	(2.9)	(1.0)	(9.1)	(11.5)	(48.1)	—	(17.2)	—	(159.2)
Disposals	—	10.7	0.9	33.5	1.5	0.4	0.3	6.3	0.7	—	6.9	—	61.2
Reclassifications*	—	0.1	0.3	2.8	—	—	51.4	(1.7)	—	(1.5)	—	—	51.4
Interest on capitalized assets	—	(1.5)	—	—	—	—	—	—	—	—	—	—	(1.5)
Translation adjustments	—	0.4	0.1	(1.4)	0.2	0.2	—	0.8	5.6	—	5.0	—	10.9

At December 31, 2018	—	(219.4)	(105.6)	(518.1)	(44.6)	(13.8)	(38.7)	(154.5)	(371.5)	(11.4)	(212.5)	—	(1,690.1)

Net
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9
At December 31, 2018	11.0	530.7	56.8	454.3	29.6	3.5	37.5	35.5	257.6	16.2	438.3	93.7	1,964.7

	12.31.2017
	Land	Buildings and improvements	Installations	Machinery and equipment	Furniture and fixtures	Vehicles	Aircraft (i)	Computers and peripherals	Tooling	Other assets	Exchange pool program assets	Construction in progress	Total
Cost
At December 31, 2016	11.0	657.1	156.1	909.8	74.1	16.8	316.7	179.3	587.8	29.4	669.7	116.4	3,724.2
Additions	—	4.1	—	40.3	3.6	0.4	14.4	11.4	30.8	8.6	43.6	80.5	237.7
Disposals	—	(8.1)	—	(10.1)	(1.9)	(0.7)	(8.1)	(0.8)	(1.0)	—	(33.5)	(1.1)	(65.3)
Impairment	—	—	—	(2.2)	—	—	(25.8)	—	(2.1)	—	—	—	(30.1)
Reclassifications*	—	85.5	4.8	22.5	(1.4)	0.5	(104.0)	(0.7)	5.1	(12.0)	(22.2)	(142.0)	(163.9)
Interest on capitalized assets	—	—	—	—	—	—	—	—	—	—	—	22.1	22.1
Translation adjustments	—	3.2	0.5	11.5	0.5	0.5	—	1.1	0.3	—	14.9	0.6	33.1

At December 31, 2017	11.0	741.8	161.4	971.8	74.9	17.5	193.2	190.3	620.9	26.0	672.5	76.5	3,757.8

Accumulated depreciation
At December 31, 2016	—	(191.3)	(101.4)	(445.1)	(40.0)	(12.7)	(153.9)	(136.2)	(278.9)	(9.4)	(201.1)	—	(1,570.0)
Depreciation	—	(21.3)	(3.0)	(60.3)	(4.0)	(1.2)	(25.6)	(12.1)	(50.8)	(0.2)	(18.0)	—	(196.5)
Disposals	—	4.1	—	7.5	1.0	0.6	6.9	0.6	0.3	—	8.8	—	29.8
Reclassifications*	—	0.6	0.4	—	—	0.3	91.3	—	—	(0.3)	—	—	92.3
Translation adjustments	—	(1.0)	(0.1)	(8.7)	(0.4)	(0.4)	—	(0.7)	(0.3)	—	3.1	—	(8.5)

At December 31, 2017	—	(208.9)	(104.1)	(506.6)	(43.4)	(13.4)	(81.3)	(148.4)	(329.7)	(9.9)	(207.2)	—	(1,652.9)

Net
At December 31, 2016	11.0	465.8	54.7	464.7	34.1	4.1	162.8	43.1	308.9	20.0	468.6	116.4	2,154.2
At December 31, 2017	11.0	532.9	57.3	465.2	31.5	4.1	111.9	41.9	291.2	16.1	465.3	76.5	2,104.9

*	Non-cash transactions